Shareholders' Equity (Details) - USD ($)											12 Months Ended
	Mar. 05, 2024	Jan. 26, 2024	Jan. 17, 2024	Nov. 21, 2023	Nov. 16, 2023	Oct. 17, 2023	Oct. 02, 2023	Jun. 19, 2023	Sep. 17, 2021	Aug. 09, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Shareholders' Equity [Line Items]
Ordinary shares, shares authorized (in Shares)											500,000,000	500,000,000
Ordinary shares, par value								$ 0.0001			$ 0.0001	$ 0.0001
Reverse ADS split ratio											The change in the ADS ratio has the same effect as a one-for-three reverse ADS split.
Increased its authorized shares value (in Dollars)								$ 50,000
Divided into ordinary shares (in Shares)								500,000,000
Divided shares value (in Dollars)								$ 500,000
Ordinary shares, shares outstanding (in Shares)											437,170,960	68,598,050
Sale of units price per share										$ 1.58
Initial exercise	$ 0.4933	$ 0.4146			$ 0.52875	$ 0.48875
Term of warrants	5 years	5 years			5 years	5 years
Warrants, exercised (in Shares)											3,380,000
Gross proceeds from private placemnet (in Dollars)											$ 139,339,849		$ 10,017,200
Warrants outstanding (in Dollars)											$ 290,234,910
Warrants outstanding (in Shares)												6,340,000
Warrant [Member]
Shareholders' Equity [Line Items]
Warrants, exercised (in Shares)											3,380,000
Issuance of ordinary shares (in Shares)											7,098,000
Number of shares to purchase warrants (in Shares)											481,654,910	19,020,000
Weighted average exercise price of warrants											$ 0.48
Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Sale of units (in Shares)	37,100,000		160,826,730		53,608,910		35,739,270
Sale of units price per share			$ 0.3317		$ 0.423		$ 0.391
Initial exercise			$ 0.4146		$ 0.52875		$ 0.48875
Aggregate purchase price (in Dollars)			$ 53,350,000		$ 22,680,000		$ 14,000,000
Net proceeds (in Dollars)		$ 53,350,000		$ 22,680,000		$ 14,000,000
Number of ordinary shares (in Shares)			1		1		1
Number of warrants share (in Shares)			1		1		1
Purchase of warrants (in Shares)	222,600,000
Gross proceeds from private placemnet (in Dollars)	$ 49,340,000
Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value								$ 0.0001
Divided into ordinary shares (in Shares)								5,000,000,000
Additional ordinary shares (in Shares)								4,500,000,000
Additional shares par value								$ 0.0001
Issuance of ordinary shares (in Shares)											7,098,000
American Depositary Shares [Member]
Shareholders' Equity [Line Items]
Initial exercise	$ 1.48	$ 1.2438			$ 1.59	$ 1.47
Purchase price per share	$ 1.33
American Depositary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Sale of units (in Shares)	111,300,000
Private Placement [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value										$ 0.0001
Sale of units (in Shares)										6,340,000
Initial exercise										$ 3
Aggregate purchase price (in Dollars)										$ 10,020,000.00
Net proceeds (in Dollars)									$ 10,000,000
Term of warrants									5 years
Private Placement [Member] | Warrant Shares [Member]
Shareholders' Equity [Line Items]
Initial exercise									$ 3